Consolidated statement of cash flows - Additional information - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [line items]
Interests paid on lease liabilities	€ (98)
Purchases of property, plant and equipment and intangible assets	8,422	€ 7,642	€ 7,527
Proceeds from sale and lease-back transactions	381
Net repayments of debt securities of Orange Bank	277
Net acquisitions	(154)
Escrow deposits	(346)
Finance leases [member]
Statement of cash flows [line items]
Purchases of property, plant and equipment and intangible assets	€ 144	€ 136	€ 43